UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: March 31, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
05/13/2004


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 65
                                       ----

Form 13F Information Table Value Total:   $ 41,411,914.89
                                       ------------------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED: None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER: None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 CL A                 084670108    280        3          3     0       0              3       0        0
Abbott Labs                  Com                  002824100    370     8995       8995     0       0           8995       0        0
Aberdeen Asia Pac Incom Fd   Com                  003009107    626    95640      95640     0       0          95640       0        0
ADE Corp MA                  Com                  00089C107    475    24148      24148     0       0          24148       0        0
Alliance World Dollar Gov    Com                  01879R106    423    32800      32800     0       0          32800       0        0
Allied Capital Corp          Com                  01903Q108   1508    49800      49800     0       0          49800       0        0
AllState Corp                Com                  020002101    264     5800       5800     0       0           5800       0        0
Aust & NZ BnkGrp             Sponsored ADR        052528304    434     6000       6000     0       0           6000       0        0
Banc One Corp                Com                  059438101    491     9000       9000     0       0           9000       0        0
Barrick Gold Cp              Com                  067901108   1002    42152      42152     0       0          42152       0        0
BHP Ltd                      Sponsored ADR        088606108    362    19291      19291     0       0          19291       0        0
BP Plc                       Sponsored ADR        055622104    251     4910       4910     0       0           4910       0        0
Brascan Corp                 CL A LTD VT SH       10549P606   1118    27600      27600     0       0          27600       0        0
Bristol Myers Squibb         Com                  110122108    807    33300      33300     0       0          33300       0        0
Ciena Corp                   Com                  171779101     77    15500      15500     0       0          15500       0        0
Cisco Systems                Com                  17275R102   1718    72900      72900     0       0          72900       0        0
Coeur d'Alene Mines Corp     Com                  192108108    300    42903      42903     0       0          42903       0        0
Corporate High Yld FD V      Com                  219931102    626    40310      40310     0       0          40310       0        0
Du Pont de Numours           Com                  263524109    346     8184       8184     0       0           8184       0        0
Duke Realty Invest           Com                  624411505    496    14300      14300     0       0          14300       0        0
Eaton Vance Senior           Sh Ben Int           27826S103    137    14528      14528     0       0          14528       0        0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    168    10247      10247     0       0          10247       0        0
Exxon Mobil Corp             Com                  30231G102    578    13900      13900     0       0          13900       0        0
Federated Department Stores  Com                  31410H101    935    17301      17301     0       0          17301       0        0
Ford Motor Co                Com                  345370100    487    36327      36327     0       0          36327       0        0
General Electric             Com                  369604103    563    18458      18458     0       0          18458       0        0
GlaxoSmithkline              Sponsored ADR        37733W105    600    15010      15010     0       0          15010       0        0
Great Lakes Chem             Com                  390568103    806    33800      33800     0       0          33800       0        0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    596    12600      12600     0       0          12600       0        0
H&Q Life Sciences Fd         Sh Ben Int           404053100    181    10747      10747     0       0          10747       0        0
Hecla Mng                    Pfd CV Ser B         422704205    531     8400       8400     0       0           8400       0        0
Hewlett Packard              Com                  428236102    271    11880      11880     0       0          11880       0        0
Input/Output                 Com                  457652105    346    44600      44600     0       0          44600       0        0
iShares MSCI Japan Index Fd  Com                  464286848    717    66000      66000     0       0          66000       0        0
Keynote Securities           com                  493308100   1096    84900      84900     0       0          84900       0        0
Latin Amer Equity Fund       Com                  51827Q106    800    50800      50800     0       0          50800       0        0
Lexicon Genetics Inc Com     Com                  528872104    889   141800     141800     0       0         141800       0        0
Liberty Media Corp           Com                  530718105    837    76400      76400     0       0          76400       0        0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608   1673    60250      60250     0       0          60250       0        0
LSI Logic Corporation        Com                  502161102    849    90900      90900     0       0          90900       0        0
Lubrizol Corporation         Com                  549271104    236     7500       7500     0       0           7500       0        0
MA Health & Educ TE          Sh Ben Int           575672100    303    20000      20000     0       0          20000       0        0
Meditronic                   Com                  585055106    358     7498       7498     0       0           7498       0        0
Mentor Graphics Corp         Com                  587200106    583    32700      32700     0       0          32700       0        0
Merck&Co Inc                 Com                  589331107    302     6833       6833     0       0           6833       0        0
MeVC Draper Fisher           Com                  55271E105    144    16900      16900     0       0          16900       0        0
MS/DW Incm                   Com                  61745P874    884    53900      53900     0       0          53900       0        0
New Amer High Income Fd      Com                  641876107    155    68430      68430     0       0          68430       0        0
Newmont Mining               Com                  651639106   1784    38267      38267     0       0          38267       0        0
Nortel Networks              Com                  656568102     71    12015      12015     0       0          12015       0        0
Nuveen Calif Mun Value Fd    Com                  67062C107    106    10802      10802     0       0          10802       0        0
Nuveen Mass Prem Inc         Com                  67061E108    284    17400      17400     0       0          17400       0        0
Occidental Petro Crp         Com                  674599105   1778    38600      38600     0       0          38600       0        0
Pfizer Inc                   Com                  717081103    964    27515      27515     0       0          27515       0        0
Scudder Global               Com                  81115E101    266    34300      34300     0       0          34300       0        0
Scudder High Income Tr       Com                  48841G106    301    43700      43700     0       0          43700       0        0
Senior High Income Portfolio Com                  81721E107    645   106200     106200     0       0         106200       0        0
Standard Register Co.        Com                  853887107    317    19800      19800     0       0          19800       0        0
Telcom NewZealand            Sponsored ADR        879278208    629    20108      20108     0       0          20108       0        0
Telefo de Mex'L              Sp ADR REP ORD       879403780    317     9082       9082     0       0           9082       0        0
Tellabs, Inc.                Com                  879664100    384    44300      44300     0       0          44300       0        0
Thermo Electron Corp         Com                  883556102   1352    47800      47800     0       0          47800       0        0
Toreador Resources Cp        Com                  891050106   2962   594700     594700     0       0         594700       0        0
Verizon Comm                 Com                  92343V104    608    16640      16640     0       0          16640       0        0
Xcel Energy                  Com                  98389B100    644    36145      36145     0       0          36145       0        0
